Financial Assets and Financial Liabilities - Summary of Information About Fair Value Measurements Using Unobservable Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 19,768,980	₩ 18,255,221
Due from financial institutions
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation techniques	Hull-white Model	Hull-white Model
Fair value	₩ 53,791	₩ 45,025
Relationship Of Volatility Of The Underlying Asset		The lower the interest rate, the higher the fair value
Interest Rate Unobservable Inputs Assets	3.20%	0.86%
Relationship Of Interest Rate	The lower the interest rate, the higher the fair value
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation techniques	DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, IMV Model, Income Approach, Net Asset Value Method, Market Value Approach, and others	Risk Adjusted Discount Rate Method, IMV Model, DCF Model, Comparable Company Analysis, Income Approach, Net Asset Value Method, Market Value Approach, and others
Fair value	₩ 1,450,908	₩ 1,458,280
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Volatility Of the Stock Price		The higher the volatility, the higher the fair value fluctuation
Relationship Of Volatility Of Interest Rate		The higher the volatility, the higher the fair value fluctuation
Equity securities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	0.00%	0.00%
Volatility Unobservable Inputs Assets	20.60%
Discount Rate Unobservable Inputs Assets	8.83%	7.96%
Volatility Of The Stock Price Unobservable Inputs Assets		23.36%
Volatility Of Interest Rate Unobservable Inputs Assets		56.32%
Equity securities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	2.00%	2.00%
Volatility Unobservable Inputs Assets	27.96%
Discount Rate Unobservable Inputs Assets	19.90%	19.14%
Volatility Of The Stock Price Unobservable Inputs Assets		25.49%
Volatility Of Interest Rate Unobservable Inputs Assets		121.17%
Stock and index
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation techniques	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Binomial Model, Net Asset Value Method	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Binomial Model, Net Asset Value Method
Fair value	₩ 72,540	₩ 79,297
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Stock and index | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation Coefficient Unobservable Inputs Assets	60.02%	60.10%
Volatility Of The Underlying Asset Unobservable Inputs Assets	13.79%	10.00%
Stock and index | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation Coefficient Unobservable Inputs Assets	77.96%	79.72%
Volatility Of The Underlying Asset Unobservable Inputs Assets	52.45%	58.84%
Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation techniques	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Milestone Method, Income Approach, Market Value Approach, and others	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Milestone Method, Income Approach, Market Value Approach, and others
Fair value	₩ 16,453,242	₩ 15,233,555
Recovery Rate Unobservable Inputs Assets	40.00%	40.00%
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Recovery Rate	The higher the recovery rate, the higher the fair value	The higher the recovery rate, the higher the fair value
Relationship Of Correlation Coefficient Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Liquidation Value	The higher the liquidation value, the higher the fair value	The higher the liquidation value, the higher the fair value
Relationship Of Volatility of real estate price	The higher the sale price of real estate, the higher the fair value	The higher the sale price of real estate, the higher the fair value
Relationship Of Volatility Of the Stock Price	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Debt securities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	1.00%	0.00%
Volatility Unobservable Inputs Assets	14.01%	0.24%
Discount Rate Unobservable Inputs Assets	2.48%	1.54%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets	60.02%	60.10%
Liquidation Value Unobservable Inputs Assets	1.00%	1.00%
Volatility Of The Stock Price Unobservable Inputs Assets	10.00%	18.87%
Volatility of real estate price Unobservable Inputs Assets	1.00%	1.00%
Debt securities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	3.00%	3.00%
Volatility Unobservable Inputs Assets	76.22%	37.39%
Discount Rate Unobservable Inputs Assets	16.27%	15.75%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets	89.73%	93.32%
Liquidation Value Unobservable Inputs Assets	1.00%	1.00%
Volatility Of The Stock Price Unobservable Inputs Assets	32.55%	19.48%
Volatility of real estate price Unobservable Inputs Assets	1.00%	1.00%
Currency and interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation techniques	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form
Fair value	₩ 21,503	₩ 43,959
Relationship Of Correlation	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Currency and interest rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation Coefficient Unobservable Inputs Assets	60.17%	8.42%
Volatility Unobservable Inputs Assets	9.10%	9.77%
Currency and interest rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation Coefficient Unobservable Inputs Assets	78.88%	93.32%
Volatility Unobservable Inputs Assets	107.11%	32.92%
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation techniques	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others
Fair value	₩ 1,533,506	₩ 1,246,032
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Equity securities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	0.00%	0.00%
Volatility Unobservable Inputs Assets	0.51%	16.80%
Discount Rate Unobservable Inputs Assets	2.15%	8.00%
Equity securities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	1.00%	4.00%
Volatility Unobservable Inputs Assets	45.50%	25.50%
Discount Rate Unobservable Inputs Assets	38.00%	23.00%
Loans measured at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation techniques	DCF Model	DCF Model
Fair value	₩ 183,490	₩ 149,073
Discount Rate Unobservable Inputs Assets	9.87%	9.91%
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value